Lord Abbett Emerging Markets Local Bond Fund
Lord Abbett Emerging Markets Local Bond Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 99 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment
Shareholder Fees Lord Abbett Emerging Markets Local Bond Fund	Class A		Class C		Class F	Class I	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Emerging Markets Local Bond Fund		Class A	Class C		Class F		Class I		Class R2		Class R3
Management Fees		0.70%	0.70%		0.70%		0.70%		0.70%		0.70%
Distribution and Service (12b-1) Fees		0.20%	1.00%	[1]	0.10%		none		0.60%		0.50%
Other Expenses		4.19%	4.19%		4.19%		4.19%		4.19%		4.19%
Total Annual Fund Operating Expenses		5.09%	5.89%	[2]	4.99%	[2]	4.89%	[2]	5.49%	[2]	5.39%	[2]
Fee Waiver and/or Expense Reimbursement	[3]	(4.04%)	(4.04%)		(4.04%)		(4.04%)		(4.04%)		(4.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2][3]	1.05%	1.85%		0.95%		0.85%		1.45%		1.35%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.
[2]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[3]	For the period May 1, 2014 through April 30, 2015, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses for each class, excluding 12b-1 fees and any acquired fund fees and expenses, to an annual rate of 0.85%. This agreement may be terminated only by the Fund's Board of Directors.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the expense limitation agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The first example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year period for Class C shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Emerging Markets Local Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	330	1,363	2,395	4,966
Class C	288	1,392	2,575	5,442
Class F	97	1,135	2,174	4,772
Class I	87	1,106	2,128	4,693
Class R2	148	1,279	2,399	5,153
Class R3	137	1,250	2,355	5,078

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Emerging Markets Local Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	330	1,363	2,395	4,966
Class C	188	1,392	2,575	5,442
Class F	97	1,135	2,174	4,772
Class I	87	1,106	2,128	4,693
Class R2	148	1,279	2,399	5,153
Class R3	137	1,250	2,355	5,078

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the period from June 21, 2013 (commencement of operations) to December 31, 2013, the Fund’s portfolio turnover rate was 28.21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in emerging market debt securities denominated in local (non-U.S.) currencies and derivative instruments that are intended to provide economic exposure to such debt securities or emerging market currencies. For purposes of the 80% policy, the Fund may invest in any type of debt security issued or guaranteed by emerging market sovereign governments and their political subdivisions, corporate entities that are economically tied to emerging market countries, or derivative instruments that provide exposure to such securities. The Fund considers emerging market countries to include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe.

At its discretion, the Fund may engage in a variety of foreign currency related transactions, including entering into forward foreign currency contracts to hedge against foreign currency fluctuations or to gain exposure to foreign currencies. In addition, the Fund may invest in other derivatives consisting principally of swaps, options, forwards, and futures, for hedging or non-hedging (sometimes referred to as “speculative”) purposes as a substitute for investing directly in emerging market sovereign or corporate debt securities or emerging market currencies. Although the Fund invests principally in securities denominated in local (non- U.S.) currencies, the Fund may invest in securities denominated in the U.S. dollar.

The Fund may invest in all types of emerging markets debt securities and derivative instruments. Currently, the Fund invests in debt instruments consisting principally of government securities, corporate debt securities, senior loans, convertible securities, mortgage-backed and other asset-backed securities, inflation-linked investments, structured notes, hybrid or “indexed” securities, event-linked bonds, and derivatives based on the return of debt securities.

The Fund may invest in securities of any credit quality, maturity, or duration. The Fund may invest up to 100% of its assets in high yield debt securities (commonly referred to as “below investment grade” or “junk” bonds). High yield debt securities are rated BB/Ba or lower (at the time of purchase) by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality. High yield debt securities typically pay a higher yield than investment grade debt securities, but present greater risks, as discussed below.

The Fund is non-diversified, which means it may invest a greater portion of its assets in the securities of a single issuer or guarantor or in the securities of fewer issuers or guarantors than a diversified fund. Under normal conditions, the Fund will invest in securities issued or guaranteed by governmental or corporate entities from a number of countries throughout the world. However, the Fund may invest all of its assets in the securities of one country, including the U.S., to respond to adverse market conditions.

The Fund employs a relative value-oriented investment process in constructing its portfolio and performs fundamental research and analysis to determine the Fund’s country and portfolio composition. Portfolio management applies proprietary risk filters to diversify its portfolio by security type, currency, and duration, and will actively hedge the currency exposure embedded in sovereign and corporate bonds using non-U.S. currency forward contracts. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used by the Fund’s portfolio management team and its investment selections fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

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Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions and other factors. Prices of emerging market debt securities may tend to rise and fall more dramatically than the prices of other types of debt securities.

•	New Fund Risk: The Fund is recently organized. There can be no assurance that the Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy.

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Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. In addition to the risks described below, these risks include call risk, extension risk, and prepayment risk. These risks apply to varying degrees to the specific types of fixed income instruments in which the Fund may invest. For example, mortgage-backed and other asset-backed securities may be more sensitive to credit risk, inflation-linked investments may be more sensitive to interest rate risk, and convertible securities may be more sensitive to liquidity risk.

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Emerging Market Risk: The securities markets of emerging market countries tend to be less liquid, be especially subject to greater price volatility, have a smaller market capitalization, and have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries. Further, investing in securities issued or guaranteed by emerging market governmental or corporate entities may present a greater risk of loss resulting from problems in security registration and custody or substantial economic, social, or political disruptions.

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Foreign Market Risk: The Fund’s investments in securities issued or guaranteed by foreign governmental entities, foreign corporate entities, and U.S. entities with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with issuers or guarantors organized and operated in the U.S., these entities may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, these securities also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

•

Foreign Currency Risk: The Fund will invest a substantial portion of its assets in securities denominated in foreign (including emerging market) currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The risks associated with exposure to emerging market currencies may be heightened in comparison to those associated with exposure to developed market currencies.

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Sovereign Debt Risk: Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) present risks not associated with investments in other types of bonds. The sovereign government or governmental entity issuing or guaranteeing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such an instance, the Fund may have limited recourse against the relevant issuer or guarantor. In the past, emerging market sovereign governments and governmental entities have refused to honor their payment obligations on issued or guaranteed bonds.

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Derivatives Risk: The Fund may invest substantially in forward foreign currency contracts, credit default and interest rate swaps, and other types of derivatives. Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility. Derivatives that are not centrally cleared such as forward foreign currency contracts also are subject to counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

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Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

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High Yield Securities Risk: High-yield bonds typically pay a higher yield than higher-rated bonds, but may have greater price fluctuations and have a higher risk of default than higher-rated bonds. High-yield bonds may be subject to greater credit and liquidity risks than higher-rated bonds, which may make high- yield bonds more difficult to sell at a reasonable price or at all, especially during periods of increased market volatility or significant market decline. Some issuers or guarantors of high-yield bonds may be more likely to default as to principal and interest payments after the Fund purchases their securities. High-yield bonds are considered predominantly speculative by traditional investment standards. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil. A significant portion of convertible securities are considered high-yield and are subject to increased credit and liquidity risks.

•

Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. Typically, periods of volatility and rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings to satisfy redemptions.

•

Credit Risk: The issuer or guarantor of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer or guarantor becomes or is perceived to become less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings.

•

Liquidity Risk: The Fund may be exposed to liquidity risk from its investments in debt securities issued or guaranteed by emerging market governmental and corporate issuers and related derivatives because these investments may be difficult to buy or sell. If the Fund is unable to sell these investments at its desired time or price, its returns, if any, may be lowered.

•

Leverage Risk: Certain of the Fund’s transactions (including forward foreign currency contracts and other derivatives) may give rise to leverage risk. The use of leverage may cause investors in the Fund to lose more money in adverse environments than would have been the case in the absence of leverage. There can be no assurance that the Fund will be able to employ leverage successfully.

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Issuer Non-Diversification Risk: The Fund is a non-diversified mutual fund. This means that the Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer or guarantor than a diversified fund. As a result, the value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund would be.

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Geographic Concentration Risk: To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

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Redemption Risk: The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

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Potential for Changes in Tax Treatment: The Fund intends to continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under subchapter M, at least 90% of the Fund’s gross income for each taxable year must be “qualifying income.” The Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. The Code, however, expressly provides the U.S. Treasury Department with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to the Fund’s business of investing in stock or securities (or options and futures with respect thereto). As of the date of this prospectus, the U.S. Treasury Department has not exercised this regulatory authority, however, there can be no assurance that it will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

•	High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

This prospectus does not show performance information for the Fund because the Fund has not completed one full calendar year of investment operations as of the date of this prospectus. Performance for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year. Performance information for the Fund is available at www.lordabbett.com or by calling 888-522-2388.